Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Basis of Presentation and Significant Accounting Policies
Schedules of Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Description	Effective Date	Effect on Financial Statements

In October 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-17, Consolidation: Interests Held through Related Parties That Are under Common Control. This ASU alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control and requires consideration of only an entity's proportionate indirect interest in a VIE held through a common control party.

	First quarter of 2017.	The adoption of this guidance did not have a material impact on our consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting. This ASU is intended to simplify several aspects of the accounting for share-based payment award transactions, including income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows.

	First quarter of 2017.	The adoption of this guidance did not have a material impact on our consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Investments—Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. This ASU, among other things, eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods the investment was held.

	First quarter of 2017.	The adoption of this guidance did not have a material impact on our consolidated financial statements.

Recently Issued Accounting Pronouncements

Description	Effective Date	Effect on Financial Statements

In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment. This ASU eliminates step two from the goodwill impairment test, which measures a goodwill impairment loss by comparing the implied fair value with the carrying amount of goodwill.

	First quarter of 2020 with early adoption permitted beginning in the first quarter of 2017.	We are evaluating the timing of our adoption and the impact this guidance may have on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations: Clarifying the Definition of a Business. This ASU provides a more robust framework to use in determining when a set of assets and activities constitutes a business. It also provides more consistency in applying the guidance, reduces the costs of application and makes the definition of a business more operable.

First quarter of 2018.

We have evaluated ASU 2017-01 and determined that adoption of this standard will not have a material impact on our consolidated financial statements in the period of adoption. The potential impact of ASU 2017-01 will be assessed for future acquisitions.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash. This ASU requires restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

	First quarter of 2018 with early adoption permitted.	These financial statements reflect the adoption of ASU 2016-18 as if it was adopted by the Company as of December 31, 2017.

In October 2016, the FASB issued ASU 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory. This ASU was issued to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory.

	First quarter of 2018 with early adoption permitted and should be applied on a modified retrospective basis.	We have evaluated ASU 2016-16 and determined that adoption of this standard will not have a significant impact on our consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. This ASU provides eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows.

	First quarter of 2018 and requires adoption on a retrospective basis.	We have evaluated ASU 2016-15 and determined that adoption of this standard will not have a significant impact on our consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Entities will be required to use forward-looking information to better form their credit loss estimates. This ASU also requires enhanced disclosures to help financial statement users better understand significant estimates and judgments used in estimating credit losses.

	First quarter of 2020 with early adoption permitted beginning in the first quarter of 2019.	We are evaluating the timing of our adoption and the impact this guidance may have on our consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases: Presentation of Comprehensive Income. This ASU requires recognition of balance sheet assets and liabilities for leases with terms of more than 12 months and disclosure of key information about an entity's leasing arrangements.

	First quarter of 2019 with early adoption permitted and a modified retrospective approach is required.	We are evaluating the timing of our adoption and the impact this guidance may have on our consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU requires equity investments (except those accounted for under the equity method or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This ASU also eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost.

	First quarter of 2018.	We have evaluated ASU 2016-01 and do not expect the adoption of this standard to have a significant impact on our consolidated financial statements.

Since 2014, the FASB has issued several amendments to its guidance on revenue recognition. The amended guidance, among other things, introduces a new framework for a single comprehensive model that can be used when accounting for revenue and supersedes most current revenue recognition guidance, including that which pertains to specific industries. The core principle states that an entity should recognize revenue to depict the transfer of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods and services. It also requires expanded quantitative and qualitative disclosures that will enable financial statement users to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Most revenue associated with financial instruments, including interest and loan origination fees, along with gains and losses on investment securities, derivatives and sales of financial instruments are excluded from the scope of the guidance.

First quarter of 2018 and permits the use of either the full retrospective or modified retrospective method.

We have evaluated the new standard and determined that substantially all of our revenue, including interest income, loan origination fees, servicing income and gains on sales of loans and investment securities, are not impacted. This standard will not materially impact the timing of gains on certain sales of real estate and will not materially impact our total revenues or footnote disclosures. We will adopt this standard in the first quarter of 2018 using the modified retrospective method.